Other Current Receivables - Summary of Other Current Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Current Receivables [Abstract]
Value added tax	$ 6,243	$ 7,604
Advance payments to vendors	6,850	2,201
Derivatives	0	129
Other	2,973	7,504
Total	$ 16,066	$ 17,438